Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000013166 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013166 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000013166 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013166 | A
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000013166 | AA
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000013166 | AAA
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000013166 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013166 | Housing
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013166 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013166 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013166 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013166 | Education
Holdings [Line Items]
Percent of Total Investments	7.90%
C000013166 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.60%
C000013166 | Transportation
Holdings [Line Items]
Percent of Total Investments	19.00%
C000013166 | General Obligations
Holdings [Line Items]
Percent of Total Investments	37.00%
C000013168 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013168 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000013168 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013168 | A
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000013168 | AA
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000013168 | AAA
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000013168 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013168 | Housing
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013168 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013168 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013168 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013168 | Education
Holdings [Line Items]
Percent of Total Investments	7.90%
C000013168 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.60%
C000013168 | Transportation
Holdings [Line Items]
Percent of Total Investments	19.00%
C000013168 | General Obligations
Holdings [Line Items]
Percent of Total Investments	37.00%
C000063954 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063954 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000063954 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063954 | A
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000063954 | AA
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000063954 | AAA
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000063954 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.80%
C000063954 | Housing
Holdings [Line Items]
Percent of Total Investments	3.30%
C000063954 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000063954 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.60%
C000063954 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.30%
C000063954 | Education
Holdings [Line Items]
Percent of Total Investments	7.90%
C000063954 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.60%
C000063954 | Transportation
Holdings [Line Items]
Percent of Total Investments	19.00%
C000063954 | General Obligations
Holdings [Line Items]
Percent of Total Investments	37.00%
C000013108 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000013108 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013108 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000013108 | A
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000013108 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000013108 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000013108 | B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013108 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	10.20%
C000013108 | Housing
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013108 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.20%
C000013108 | Education
Holdings [Line Items]
Percent of Total Investments	27.40%
C000013108 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013108 | Transportation
Holdings [Line Items]
Percent of Total Investments	10.90%
C000013108 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.30%
C000013108 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	8.40%
C000034083 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034083 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034083 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000034083 | A
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000034083 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000034083 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000034083 | B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000034083 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	10.20%
C000034083 | Housing
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034083 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.20%
C000034083 | Education
Holdings [Line Items]
Percent of Total Investments	27.40%
C000034083 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034083 | Transportation
Holdings [Line Items]
Percent of Total Investments	10.90%
C000034083 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.30%
C000034083 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013110 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000013110 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013110 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000013110 | A
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000013110 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000013110 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000013110 | B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013110 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	10.20%
C000013110 | Housing
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013110 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.20%
C000013110 | Education
Holdings [Line Items]
Percent of Total Investments	27.40%
C000013110 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013110 | Transportation
Holdings [Line Items]
Percent of Total Investments	10.90%
C000013110 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.30%
C000013110 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013123 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000013123 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013123 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000013123 | A
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000013123 | AA
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000013123 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000013123 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013123 | Housing
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013123 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000013123 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013123 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.80%
C000013123 | Education
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013123 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.00%
C000013123 | Transportation
Holdings [Line Items]
Percent of Total Investments	22.60%
C000013123 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.10%
C000013123 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013125 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000013125 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013125 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000013125 | A
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000013125 | AA
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000013125 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000013125 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013125 | Housing
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013125 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000013125 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013125 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.80%
C000013125 | Education
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013125 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.00%
C000013125 | Transportation
Holdings [Line Items]
Percent of Total Investments	22.60%
C000013125 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.10%
C000013125 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013126 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000013126 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013126 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000013126 | A
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000013126 | AA
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000013126 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000013126 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013126 | Housing
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013126 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000013126 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013126 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.80%
C000013126 | Education
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013126 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.00%
C000013126 | Transportation
Holdings [Line Items]
Percent of Total Investments	22.60%
C000013126 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.10%
C000013126 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013130 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000013130 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013130 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000013130 | A
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000013130 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000013130 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000013130 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013130 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	10.60%
C000013130 | Housing
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013130 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000013130 | Hospital
Holdings [Line Items]
Percent of Total Investments	4.00%
C000013130 | Education
Holdings [Line Items]
Percent of Total Investments	8.00%
C000013130 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013130 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.90%
C000013130 | General Obligations
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013130 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	27.80%
C000013130 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013132 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000013132 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013132 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000013132 | A
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000013132 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000013132 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000013132 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013132 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	10.60%
C000013132 | Housing
Holdings [Line Items]
Percent of Total Investments	3.80%
C000013132 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000013132 | Hospital
Holdings [Line Items]
Percent of Total Investments	4.00%
C000013132 | Education
Holdings [Line Items]
Percent of Total Investments	8.00%
C000013132 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013132 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.90%
C000013132 | General Obligations
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013132 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	27.80%
C000013132 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063949 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063949 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063949 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000063949 | A
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000063949 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000063949 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000063949 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000063949 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	10.60%
C000063949 | Housing
Holdings [Line Items]
Percent of Total Investments	3.80%
C000063949 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000063949 | Hospital
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063949 | Education
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063949 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.40%
C000063949 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.90%
C000063949 | General Obligations
Holdings [Line Items]
Percent of Total Investments	7.70%
C000063949 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	27.80%
C000063949 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013139 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000013139 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013139 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000013139 | A
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000013139 | AA
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000013139 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000013139 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013139 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013139 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000013139 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013139 | Hospital
Holdings [Line Items]
Percent of Total Investments	16.50%
C000013139 | Education
Holdings [Line Items]
Percent of Total Investments	15.70%
C000013139 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013139 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013139 | General Obligations
Holdings [Line Items]
Percent of Total Investments	30.80%
C000013139 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013139 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013139 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013141 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000013141 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013141 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000013141 | A
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000013141 | AA
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000013141 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000013141 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013141 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013141 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000013141 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013141 | Hospital
Holdings [Line Items]
Percent of Total Investments	16.50%
C000013141 | Education
Holdings [Line Items]
Percent of Total Investments	15.70%
C000013141 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013141 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013141 | General Obligations
Holdings [Line Items]
Percent of Total Investments	30.80%
C000013141 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013141 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013141 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092721 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092721 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092721 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092721 | A
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000092721 | AA
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000092721 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000092721 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092721 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.40%
C000092721 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000092721 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092721 | Hospital
Holdings [Line Items]
Percent of Total Investments	16.50%
C000092721 | Education
Holdings [Line Items]
Percent of Total Investments	15.70%
C000092721 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092721 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092721 | General Obligations
Holdings [Line Items]
Percent of Total Investments	30.80%
C000092721 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.20%
C000092721 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.20%
C000092721 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.90%